2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 84 .5%
U.S. Fixed Income — 54.4%
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,627,852 16,376,190
Fidelity Advisor Capital & Income Fund - Class Z 1,254,575 14,741,252
iShares 20+ Year Treasury Bond ETF
(1)
...... 108,711 9,715,502
iShares 7-10 Year Treasury Bond ETF
(1)
..... 62,978 6,074,858
PIMCO Low Duration Income Fund - Class I .. 1,189,391 9,812,476
Transamerica Short-Term Bond - Class I .... 1,088,790 10,811,689
67,531,967
International Fixed Income — 30.1%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 3,023,574 25,065,427
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(1)
...................... 129,018 12,281,224
37,346,651
Total Registered Investment Companies
(Cost $ 102,089,249 ) ................ 104,878,618
Money Market Registered Investment Companies — 15 .4%
Meeder Government Money Market Fund ,
3.99%
(2)
........................ 19,117,734 19,117,734
Total Money Market Registered Investment
Companies
(Cost $ 19,117,734 ) ................. 19,117,734
Total Investments — 99 .9%
(Cost $ 121,206,983 ) ................ 123,996,352
Other Assets less Liabilities — 0 .1% ....... 119,537
Total Net Assets — 100 .0% ............. 124,115,889
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,712 21,859
Meeder Conservative Allocation Fund - Retail
Class .......................... 462 10,845
Meeder Dynamic Allocation Fund - Retail Class 4,461 63,037
Meeder Muirfield Fund - Retail Class ....... 2,794 26,176
Total Trustee Deferred Compensation
(Cost $ 106,388 ) ................... 121,917
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.